Interest-bearing loans and borrowings - Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of liabilities
Liabilities arising from financing activities at beginning of period	$ 29,232	$ 30,781	$ 20,380
Issue of loans and borrowings	3,816		12,929
Repayment of loans and borrowings	(4,942)	(1,271)	(4,759)
Movement in short-term borrowings	161	74	(276)
Repayment of obligations under leases	(268)	(244)	(240)
Total changes in liabilities arising on financing activities from borrowings	(1,233)	(1,441)	7,654
Movement in overdrafts	20	(85)	31
New lease liabilities	444	253	503
Additions through business combinations		5	2,523
Exchange	187	(287)	(378)
Other movements	(28)	6	68
Liabilities arising from financing activities at end of period	28,622	29,232	30,781
Payment of Acerta Pharma share purchase liability	867	920
Acerta Pharma
Reconciliation of liabilities
Payment of Acerta Pharma share purchase liability	867	920	0
Share purchase liabilities	$ 833	$ 1,646	$ 2,458